HOMES 2023-NQM2 ABS-15G

EXHIBIT 99.15

Scienna ID	Loan Number 1	Dummy ID	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
GJAJIJA1255	xx	926618	xx	North Carolina	xx	Purchase	Non-QM/Compliant	3	1	Compliance	Compliance	GJAJIJA1255-HJ060Q28	Resolved	2	R	* Higher Price Mortgage Loan (Lvl R)	This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

This loan failed the NC rate spread home loan test. The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:      Charged    7.132%     Allowed    6.680%     Over by    +0.452%

																		“HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).”	“HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).”	“HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).”			QC Complete	07/07/2022	08/02/2022	08/02/2022	07/07/2022
GJAJIJA1255	xx	926618		xx	North Carolina	xx	Purchase	Non-QM/Compliant	3	1	Compliance	Compliance	GJAJIJA1255-ZDECX0IO	Resolved	3	R	* Homeownership Counselling Disclosure is missing. (Lvl R)	Loan file is missing Homeownership Counseling disclosure. Require Homeownership Counseling disclosure. Received Homeownership counseling disclosure.	Received Homeownership counseling disclosure.	Received Homeownership counseling disclosure.			QC Complete	07/07/2022	07/14/2022	07/14/2022	07/07/2022
GJAJIJA1255	xx	926618	xx	North Carolina	xx	Purchase	Non-QM/Compliant	3	1	Credit	Assets	GJAJIJA1255-8REF7GRZ	Resolved	3	R	* Assets Verification (Lvl R)	Borrower is bringing in net proceeds from sale of REO to suffice closing and reserve requirement. Missing final HUD/settlement statement and/or bank deposit trail for nett proceeds.

																		Received final HUD for property located at xx with net proceeds of xx	Received final HUD for property located at xx with net proceeds of xx	Received final HUD for property located at xx with net proceeds of xx			QC Complete	07/07/2022	07/14/2022	07/14/2022	07/07/2022
3FTSIF0ITPE	xx	926626		xx	New York	xx	Purchase	Non-QM/Compliant	3	1	Credit	Credit	3FTSIF0ITPE-U0OKEMMW	Resolved	3	R	* Required Documentation Missing or Incomplete (Lvl R)	Loan amount > $1.5 MM, require 2nd full appraisal to support original stated value. Resolved 12/09/2022: A 2nd appraisal was provided in the file.	Resolved 12/09/2022: A 2nd appraisal was provided in the file.	Resolved 12/09/2022: A 2nd appraisal was provided in the file.			QC Complete	12/09/2022	12/09/2022	12/09/2022	12/09/2022
OQDRRFDWIAR	xx	926480	xx	Pennsylvania	xx	Cash Out	Non-QM/Compliant	4	1	Compliance	Compliance	OQDRRFDWIAR-DK9NVDYI	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)	This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
Higher-Priced Mortgage Loan Test Fail : Charged 9.349% Allowed 6.810% Over by +2.539%

																		Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).	Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			QC Complete	12/07/2022	12/07/2022	12/07/2022	08/02/2022
OQDRRFDWIAR	xx	926480	xx	Pennsylvania	xx	Cash Out	Non-QM/Compliant	4	1	Credit	Guidelines	OQDRRFDWIAR-J587LE2V	Resolved	4	R	* Loan does not conform to program guidelines (Lvl R)	Loan file does not meet guide requirement. Guide restricts no Collections/Charge offs/Judgments in last 24 months. Credit report reflects multiple collection/charge-off account.

Portfolio RC - #xx - Collection account reported 06/22
Portfolio RC - #xx- Collection account reported 06/22

																		Received mail confirmation on the reporting date for each of the above collection account and is not within the last 24 months	Received mail confirmation on the reporting date for each of the above collection account and is not within the last 24 months	Received mail confirmation on the reporting date for each of the above collection account and is not within the last 24 months			QC Complete	12/07/2022	12/07/2022	12/07/2022	07/22/2022
S1R53PI2UIA	xx	926490	xx	California	xx	Purchase	Not Covered/Exempt	4	2	Credit	Guidelines	S1R53PI2UIA-J587LE2V	Waived	4	W	* Loan does not conform to program guidelines (Lvl W)	Loan file does not meet guide requirement. Guide restricts minimum gross living area at 1000 sq ft. Subject gross living area is at xx sq ft.

Exception approval with compensating factor

High Credit Score - 746
																		High Asset Reserves - 15.06 months			High Credit Score - 746 High Asset Reserves - 15.06 months		QC Complete	07/26/2022			07/26/2022